Operating Expenses Before Credit Impairment Charges, Provisions and Charges	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges	3. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
For the half year to

	30 June 2024	30 June 2023
	£m	£m
Staff costs	652	621
Other administration expenses	490	476
Depreciation, amortisation and impairment	152	135
	1,294	1,232